Curian Guidance - Institutional Alt 100 Conservative Fund
Prospectus [Line Items]
Expense [Heading]
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.76%
Total Annual Fund Operating Expenses		2.04%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.